Share Based Payments - Schedule of Share Option Liability (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Option Liability [Line Items]
Current portion of the share option liability	$ 12,313	$ 16,592
Non-current portion of the share option liability	1,012	993
Total	$ 13,325	$ 17,585